Summary of Significant Accounting Policies (Foreign Currency Translation, Cash and Cash Equivalents, Investments in Affiliated Companies) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Rate of exchange RMB for U.S. dollar	6.2301	6.2939
Cash balances denominated in RMB	$ 3,335,569	$ 21,884,037		20,780,927	137,735,942
Impairment of investments in affiliated companies	$ 0	$ 0	$ 0